Long-term debt (Details 4) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Commercial Paper [Abstract]
Maximum aggregate principal amount of commercial paper that the Company is able to issue	800
Commercial paper program	The Company has a commercial paper program, which is backed by its revolving credit facility, enabling it to issue commercial paper up to a maximum aggregate principal amount of $800 million, or the US dollar equivalent
Commercial paper maturity	90 days
Commercial paper outstanding	273
Commercial Paper Weighted average interest rate	1.14%
Commercial Paper [Line Items]
Proceeds from Issuance of Commerical Paper	3,255		1,861		659
Repayments of Commercial Paper	(2,987)		(1,943)		(575)
Long Term Debt Maturities [Line Items]
2014	1,021	[1]
2015	452
2016	869
2017	406
2018	563
2019 and thereafter	4,529
Total debt	7,840	[2]	6,900	[2]
Capital Leases [Member]
Long Term Debt Maturities [Line Items]
2014	153	[1]
2015	83
2016	287
2017	143
2018	7
2019 and thereafter	109
Total debt	782
Debt [Member]
Long Term Debt Maturities [Line Items]
2014	868	[1]
2015	369
2016	582
2017	263
2018	556
2019 and thereafter	4,420
Total debt	7,058

[1]	Current portion of long-term debt.
[2]	See Note 17 - Financial instruments, for the fair value of debt.